Trade and other receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other receivables
18
. Trade and other receivables

	2019 $m	2018 Restated $m
Current

Trade receivables	514	474

Other receivables	37	27

Prepayments	114	108

R eceivables from associates	1	1

	666	610

Trade and other receivables are held at amortised cost.
Trade receivables are
non-interest-bearing
and are generally on payment terms of up to
30 days
. The fair value of trade and other receivables approximates their carrying value.
Expected credit losses
The ageing of trade and other receivables, excluding prepayments, at the end of the reporting period is:

	2019			2018
	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m
Not past due	400	(3)	397	356	(1)	355

Past due 1 to 30 days	74	(3)	71	71	(1)	70

Past due 31 to 90 days	56	(5)	51	52	(2)	50

Past due more than 90 days	40	(7)	33	34	(7)	27
	570	(18)	552	513	(11)	502

Trade and other receivables over 180 days past due are written off, but continue to be actively pursued. The credit risk relating to balances not past due is not deemed to be significant.
The movement in the allowance for expected lifetime credit losses of trade and other receivables during the year is as follows:

	2019 $m	2018 $m	2017 $m
At 1 January	(11)	(77)	(69)

Adjustment arising on adoption of IFRS 9 a	—	67	—

Provided	(20)	(28)	(15)

Amounts written back	—	—	2

Amounts written off	14	26	6

Exchange adjustments	(1)	1	(1)

At 31 December	(18)	(11)	(77)

a	IFRS 9 was applied from 1 January 2018. Under the transition method chosen, comparative information was not restated.
Credit risk
The Group trades only with recognised, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures
.
The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period by geographic region is as follows:

	2019 $m	2018 $m
Americas	359	325

EMEAA	141	125

Greater China	52	52

	552	502